Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic Pension Cost (Detail)	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Year-End Benefit Obligations, Discount rate	3.81%	3.85%
Year-End Benefit Obligations, Rate of compensation increase	3.80%	3.80%
Net Periodic Pension Cost, Discount rate	3.85%	4.25%	4.30%
Net Periodic Pension Cost, Expected return on plan assets	7.89%	7.90%	8.25%
Net Periodic Pension Cost, Rate of compensation increase	3.80%	3.80%	3.81%
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Year-End Benefit Obligations, Discount rate	2.79%	3.13%
Year-End Benefit Obligations, Rate of compensation increase	3.00%	2.81%
Net Periodic Pension Cost, Discount rate	3.13%	3.26%	3.82%
Net Periodic Pension Cost, Expected return on plan assets	4.50%	4.49%	5.18%
Net Periodic Pension Cost, Rate of compensation increase	2.81%	2.81%	3.30%